Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000811161
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 12, 2024
Document Effective Date	dei_DocumentEffectiveDate	Mar. 12, 2024
Prospectus Date	rr_ProspectusDate	Apr. 28, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A